One Commerce Square
                                           Philadelphia, PA 19103


Delaware Investments


                                             1933 Act Rule 497(j)
                                                 File No. 2-86606
                                       1940 Act File No. 811-3850


October 30, 2000


Filed via EDGAR (CIK #0000728352)
_________________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:  File No. 2-86606
     DELAWARE GROUP TAX-FREE FUND
     DELAWARE TAX-FREE USA FUND
     DELAWARE TAX-FREE INSURED FUND
     DELAWARE TAX-FREE USA INTERMEDIATE FUND
     _______________________________________

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 27, the most recent Post-Effective Amendment of Delaware Group Tax-Free Fund. Post-Effective Amendment No. 27 was filed electronically with the Commission on October 27, 2000 under paragraph (b) of Rule 485 under the Securities Act of 1933.


Very truly yours,


/s/ David F. Connor
_________________________
David F. Connor
Vice President/
Assistant Secretary/
Deputy General Counsel